Putnam Investments
One Post Office Square
Boston, MA 02109
December 1, 2010

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:	Putnam Investment Funds (Reg. Nos. (33-56339) (811-07237)(the “Trust”), on behalf of its Putnam
Research Fund and Putnam Growth Opportunities Fund series (the “Funds”)
Post-Effective Amendment No. 102 to Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 102 to the Fund’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 26, 2010.

Comments or questions concerning this certificate may be directed to Carlo N. Forcione at 1-800-225-2465, ext. 1224.

Very truly yours,

Putnam Investment Funds

By:	/s/ Jonathan S. Horwitz

Jonathan S. Horwitz
Executive Vice President, Treasurer, Principal
Executive Officer and Compliance Liaison

cc: James Thomas, Esq.